Earnings per Share - Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income, basic and diluted	$ 188,257	$ 25,502	$ 33,989
Denominator:
Weighted-average number of common shares outstanding, basic	217,223,000	216,964,000	216,901,000
Effect of share-based compensation awards	153,000	457,000	2,000
Weighted-average number of common shares outstanding, diluted	217,376,000	217,421,000	216,903,000
Earnings per share:
Basic (in dollars per share)	$ 0.87	$ 0.12	$ 0.16
Diluted (in dollars per share)	$ 0.87	$ 0.12	$ 0.16